Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 113,254,440	$ 222,939
Prepaid and other current assets	6,868,373	746,372
Total current assets	120,122,813	969,311
Property and equipment, net	3,489,535	3,204,829
Intangible assets, net	20,392	22,566
Right-of-use assets	361,307	459,982
Other non-current assets	51,716	175,115
TOTAL ASSETS	124,045,763	4,831,803
Current liabilities
Derivative liabilities - SAFE		6,406,878
Other payables	3,224,136	2,602,604
Operating lease liabilities	325,126	396,025
Total current liabilities	3,549,262	9,405,507
Derivative liabilities - warrants	76,778,574
Operating lease liabilities, non-current	42,393	88,921
TOTAL LIABILITIES	80,370,229	9,494,428
STOCKHOLDERS’ EQUITY
Ordinary shares, value		3,649
Additional paid-in capital	8,997,535	7,417,778
Equity proceeds receivable	(343,862)
Accumulated deficit	(152,439,504)	(33,573,537)
Accumulated other comprehensive income	297,180	200,671
TOTAL STOCKHOLDERS’ EQUITY	43,675,534	(4,662,625)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	124,045,763	4,831,803
Seed Preferred Shares
STOCKHOLDERS’ EQUITY
Preferred shares, value		839,602
Seed Plus Preferred Shares
STOCKHOLDERS’ EQUITY
Preferred shares, value		2,349,212
Series A Preferred Shares
STOCKHOLDERS’ EQUITY
Preferred shares, value		18,100,000
Class A ordinary shares
STOCKHOLDERS’ EQUITY
Ordinary shares, value	187,124,075
Class B ordinary shares
STOCKHOLDERS’ EQUITY
Ordinary shares, value	$ 40,110